Revenue Recognition - Additional Information (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Maximum [Member]
Disaggregation of Revenue [Line Items]
Extended product warranty period	48 months	48 months
Minimum [Member]
Disaggregation of Revenue [Line Items]
Extended product warranty period	24 months	24 months